CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
OPERATING REVENUES	$ 571,213	$ 539,814	$ 424,531
OPERATING COSTS AND EXPENSES
General and administrative (including expenses to related parties of $74,514, $69,043 and $65,942 for the years ended December 31, 2018, 2017 and 2016, respectively)	(132,637)	(130,465)	(135,071)
Pre-opening costs (including expenses to related parties of $152, $101 and $3,509 for the years ended December 31, 2018, 2017 and 2016, respectively)	(4,550)	(116)	(4,044)
Amortization of land use right	(3,298)	(3,323)	(3,323)
Depreciation and amortization	(164,593)	(173,003)	(168,539)
Property charges and other	(4,464)	(22,210)	(1,825)
Total operating costs and expenses	(433,351)	(459,364)	(479,297)
OPERATING INCOME (LOSS)	137,862	80,450	(54,766)
NON-OPERATING INCOME (EXPENSES)
Interest income	3,578	2,171	1,152
Interest expenses	(160,508)	(159,918)	(159,236)
Loan commitment fees	(419)	(419)	(1,647)
Foreign exchange gains (losses), net	1,972	466	(3,445)
Other (expenses) income, net	(197)	574	1,163
Loss on extinguishment of debt	(2,489)	0	(17,435)
Costs associated with debt modification	0	0	(8,101)
Total non-operating expenses, net	(158,063)	(157,126)	(187,549)
LOSS BEFORE INCOME TAX	(20,201)	(76,676)	(242,315)
INCOME TAX (EXPENSE) CREDIT	(544)	239	(474)
NET LOSS	(20,745)	(76,437)	(242,789)
NET INCOME ATTRIBUTABLE TO PARTICIPATION INTEREST	(853)	0	0
NET LOSS ATTRIBUTABLE TO STUDIO CITY INTERNATIONAL HOLDINGS LIMITED	$ (21,598)	$ (76,437)	$ (242,789)
NET LOSS ATTRIBUTABLE TO STUDIO CITY INTERNATIONAL HOLDINGS LIMITED PER CLASS A ORDINARY SHARE:
Basic and diluted	$ (0.113)	$ (0.422)	$ (1.339)
WEIGHTED AVERAGE CLASS A ORDINARY SHARES OUTSTANDING USED IN NET LOSS ATTRIBUTABLE TO STUDIO CITY INTERNATIONAL HOLDINGS LIMITED PER SHARE CALCULATION:
Basic and diluted	191,533,455	181,279,400	181,279,400
Provision of Gaming Related Services [Member]
OPERATING REVENUES
OPERATING REVENUES	$ 339,924	$ 295,638	$ 151,597
OPERATING COSTS AND EXPENSES
Cost of revenue	(20,263)	(24,019)	(25,332)
Rooms [Member]
OPERATING REVENUES
OPERATING REVENUES	88,317	88,699	84,643
OPERATING COSTS AND EXPENSES
Cost of revenue	(21,855)	(21,750)	(22,752)
Food and Beverage [Member]
OPERATING REVENUES
OPERATING REVENUES	65,904	60,705	61,536
OPERATING COSTS AND EXPENSES
Cost of revenue	(56,342)	(54,266)	(62,200)
Entertainment [Member]
OPERATING REVENUES
OPERATING REVENUES	12,073	18,534	35,155
OPERATING COSTS AND EXPENSES
Cost of revenue	(11,978)	(16,364)	(41,432)
Services Fee [Member]
OPERATING REVENUES
OPERATING REVENUES	39,126	39,971	51,842
Mall [Member]
OPERATING REVENUES
OPERATING REVENUES	22,298	29,498	34,020
OPERATING COSTS AND EXPENSES
Cost of revenue	(10,960)	(9,098)	(11,083)
Retail and Other [Member]
OPERATING REVENUES
OPERATING REVENUES	3,571	6,769	5,738
OPERATING COSTS AND EXPENSES
Cost of revenue	$ (2,411)	$ (4,750)	$ (3,696)